Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Current Liabilities - Lease Liabilities [Abstract]
Schedule of lease liabilities
	Consolidated		Consolidated
	2022	2021	2022
	AUD$	AUD$	$

Current	333,850	305,414	226,800
Non-current	95,403	336,246	64,812
	429,253	641,660	291,612